Notes Payable (Details) - USD ($)		1 Months Ended							9 Months Ended	12 Months Ended
	Aug. 03, 2021	Aug. 18, 2022	Dec. 16, 2021	Oct. 22, 2021	Jul. 19, 2021	Jun. 19, 2021	Jul. 31, 2020	Aug. 27, 2019	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) [Line Items]
Repurchased shares (in Shares)								271,600
Purchase price								$ 944,927
Interest fixed rate								5.00%
Interest rate											5.00%
Conversion price (in Dollars per share)			$ 35.52								$ 90
Advance total												$ 1,000,000
Convertible promissory note				$ 250,000	$ 5,000,000						$ 1,500,000
Total amount										$ 75,000,000
Diluted shares outstanding per share (in Dollars per share)	$ 37.01
Gross proceeds											10,000,000
Extinguishment of debt totaling			$ 9,484,113
Expected dividends											$ 0
Effective rate											17.70%
Loan agreement, description			the Company entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bears interest at 13% per annum and is payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and is presented as a debt discount. There is also a 5% exit fee totaling $750,000 is payable at the maturity date and is being accrued over the note term. If the merger with CleanTech occurs prior to the maturity date, then within three days of the consummation of the merger, the note is due in full including all accrued and unpaid interest and fees. The outstanding principal balance of the note was $14,708,333 at December 31, 2021 and its effective interest rate is approximately 17.7%.
Gross principal amount									$ 36,530,320
Debenture warrants shares (in Shares)									2,922,425
Inclusive proceeds									$ 35,800,000
Original issue discount percentage									2.00%
Fair value debenture warrants									$ 15,566,134
Debt discount upon issuance									$ 16,296,454
Exercisable initially (in Dollars per share)									$ 20
Debt discount accretion									$ 193,946
Effective interest									15.9%
Term loan credit agreement description			On December 16, 2021, we entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bore interest at 13% per annum and was payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and reported as a debt discount. There was also a 5% exit fee, accrued over the note term, totaling $750,000.
Additional borrowing		$ 2,000,000
Origination fee		33,000
Fee due upon repayment		$ 100,000
Business combination description			Nauticus entered into a merger agreement with CleanTech Acquisition Corporation (“CleanTech”), a special purpose acquisition company. In this agreement, Nauticus agreed to a business combination that is intended to lead to its public stock listing on the NASDAQ in May 2022. CleanTech brings approximately $260 million in sponsored investment and public investment in private equity funding to the business combination. Although this level of funding is potentially available, a threshold of $50 million has been established in the merger documents as the minimum cash position for internal planning purposes. Concurrent with the signing of the SPAC merger agreement, Nauticus received a $15 million loan from RCB Equities #1, LLC to provide advanced funding against the business plan.						(i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination.
Debentures converted description.									The Debentures may be converted at the holders’ option at 120% of the principal amount at a conversion price of $15.00 or 2,922,425 shares of Common Stock. The conversion price may be adjusted downward for certain events including the issuance by the Company of dilutive instruments below the current conversion price. Interest accrues on the outstanding principal amount of the Debentures at 5% per annum, payable quarterly.
Minimum [Member]
Notes Payable (Details) [Line Items]
Interest rates ranging											4.25%
Maximum [Member]
Notes Payable (Details) [Line Items]
Interest rates ranging											10.00%
Schlumberger Technology Corp. [Member]
Notes Payable (Details) [Line Items]
Advances total							$ 750,000
Interest rate											4.25%
Accrued interest										90.00%
Conversion price (in Dollars per share)			$ 35.52
Transocean Inc. [Member]
Notes Payable (Details) [Line Items]
Interest rate											10.00%
Accrued interest										90.00%
Conversion price (in Dollars per share)			35.52
Advance total												$ 500,000
Goradia Capital, LLC [Member]
Notes Payable (Details) [Line Items]
Interest rate											10.00%
Accrued interest										90.00%
Conversion price (in Dollars per share)			35.52
Total amount										$ 75,000,000
Diluted shares outstanding per share (in Dollars per share)						$ 37.01
Material Impact Fund II, L.P. [Member]
Notes Payable (Details) [Line Items]
Interest rate											5.00%
Accrued interest										90.00%
Conversion price (in Dollars per share)			$ 35.52
Convertible promissory note	$ 5,000,000
Total amount										$ 75,000,000
Diluted shares outstanding per share (in Dollars per share)	$ 37.01